Shareholders' Equity - Summary of Warrant Activities (Details) (10-K) - Warrants [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Warrants Outstanding, beginning balance | shares	72,000
Warrants Granted | shares
Warrants Exercised | shares
Warrants Forfeited | shares	(72,000)
Warrants Outstanding, ending balance | shares
Weighted Average Exercise Price Per Share Outstanding, beginning balance | $ / shares	$ 20.00
Weighted Average Exercise Price Per Share Granted | $ / shares
Weighted Average Exercise Price Per Share Exercised | $ / shares
Weighted Average Exercise Price Per Share Forfeited | $ / shares
Weighted average exercise price per share outstanding, ending balance | $ / shares
Weighted Average Remaining Contractual Life (in years) Outstanding, beginning balance	10 months 14 days
Weighted average remaining contractual life (in years) Outstanding, ending balance	0 years